Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued expense	$ 5,669	$ 4,967
Deferred revenue	4,070	3,240
Inventories	936	1,165
Intangible assets	1,263	642
Fixed assets	1,226	1,381
R&D Costs	6,480	0
Losses and credit carryforwards	49,102	46,784
Lease liability	214	315
Other	1,059	62
Less: valuation allowance	1,019	1,828
Total deferred tax asset	69,000	56,728
Deferred tax liability:
Intangible assets	(11,999)	(11,517)
Lease assets	(254)	(334)
Other	(367)	(250)
Total deferred tax liability	(12,620)	(12,101)
Deferred tax assets, net	$ 56,380	$ 44,627